Related Party Transactions - Summary of Compensation and Various Related Expenses for members of Executive Board (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Employee expenses	€ 2,234,000	€ 2,287,000	€ 2,280,000
Matt Rider [member]
Disclosure of transactions between related parties [Line Items]
Annual base salary	€ 900
Darryl Button [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses		€ 1,237,000	€ 995,000